Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 27, 2026	Aug. 27, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Subsequent Event [Line Items]
Aggregate purchase price				$ 25	$ 30
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares issued				27,630,305	31,875,285
Aggregate principal amount				$ 35,063	$ 35,494
Stock Purchase Agreement
Subsequent Event [Line Items]
Sale of shares of common stock			1,353,885
Number of days volume weighted average price			20 days
Shares issued per share			$ 2.1144
Aggregate purchase price			$ 2,900
Cumulative preferred distribution percentage			12.50%
Profit interest percentage			15.00%
Increase in equity interest percentage			1.00%
Aggregate principal amount			$ 10,000
Maximum equity interest percentage			20.00%
Stock Purchase Agreement | KLIM
Subsequent Event [Line Items]
Percentage of ownership interest (as a percent)			50.00%
Securities Purchase Agreement
Subsequent Event [Line Items]
Sale of shares of common stock		4,000,000
Number of days volume weighted average price		20 days
Shares issued per share		$ 2.25
Aggregate purchase price		$ 9,000
Common stock, par value		$ 0.001
Common stock, shares issued		2,000,000
Securities Purchase Agreement | Series A Warrant
Subsequent Event [Line Items]
Warrants of common stock shares		1,000,000
Warrants exercise price		$ 3.5
Warrants issuance date term		10 years
Warrants exercisability date	1 year
Securities Purchase Agreement | Series B Warrant
Subsequent Event [Line Items]
Warrants of common stock shares		1,000,000
Warrants exercise price		$ 5
Warrants issuance date term		10 years
Warrants exercisability date	3 years
Securities Purchase Agreement | Series A Warrants and Series B Warrants Member
Subsequent Event [Line Items]
Warrants issuance date term	10 years